John Hancock
Small Cap Growth Fund
Quarterly portfolio holdings 11/30/2020

Fund’s investments
As of 11-30-20 (unaudited)
	Shares	Value
Common stocks 97.6%		$629,141,447
(Cost $476,481,883)
Communication services 2.0%		12,953,788
Diversified telecommunication services 1.0%
Cogent Communications Holdings, Inc.	109,585	6,371,272
Interactive media and services 1.0%
EverQuote, Inc., Class A (A)(B)	174,788	6,582,516
Consumer discretionary 13.0%		83,979,382
Hotels, restaurants and leisure 4.2%
Boyd Gaming Corp.	289,213	11,131,808
Texas Roadhouse, Inc. (B)	209,529	15,882,298
Household durables 2.3%
Helen of Troy, Ltd. (A)	73,561	14,858,586
Specialty retail 3.7%
Floor & Decor Holdings, Inc., Class A (A)	104,195	8,344,978
Lithia Motors, Inc., Class A	54,410	15,740,813
Textiles, apparel and luxury goods 2.8%
Deckers Outdoor Corp. (A)	70,784	18,020,899
Consumer staples 6.6%		42,283,571
Food and staples retailing 5.2%
BJ's Wholesale Club Holdings, Inc. (A)	277,931	11,392,392
Grocery Outlet Holding Corp. (A)	181,112	6,994,545
Performance Food Group Company (A)	345,232	14,976,164
Food products 1.4%
Freshpet, Inc. (A)	65,170	8,920,470
Financials 3.0%		19,235,463
Banks 1.6%
First Financial Bankshares, Inc.	316,238	10,568,674
Capital markets 1.4%
PJT Partners, Inc., Class A	125,098	8,666,789
Health care 30.4%		195,627,898
Biotechnology 9.2%
CareDx, Inc. (A)	160,673	9,185,675
Coherus Biosciences, Inc. (A)	614,973	11,352,402
Halozyme Therapeutics, Inc. (A)	438,071	17,128,576
Ligand Pharmaceuticals, Inc. (A)(B)	65,547	5,530,200
PTC Therapeutics, Inc. (A)	255,029	15,957,165
Health care equipment and supplies 3.4%
CryoPort, Inc. (A)(B)	139,167	6,770,475
Penumbra, Inc. (A)(B)	33,905	7,523,520
Tandem Diabetes Care, Inc. (A)	81,800	7,679,384
Health care providers and services 6.5%
Addus HomeCare Corp. (A)	91,358	9,067,282
AMN Healthcare Services, Inc. (A)	211,167	13,759,642
Castle Biosciences, Inc. (A)	220,390	10,481,748
LHC Group, Inc. (A)	45,481	8,928,830
Health care technology 3.7%
Inovalon Holdings, Inc., Class A (A)(B)	666,788	12,448,932
Omnicell, Inc. (A)	106,598	11,176,800
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 5.9%
Medpace Holdings, Inc. (A)	128,017	$16,432,262
NeoGenomics, Inc. (A)	295,312	14,050,945
Repligen Corp. (A)	39,258	7,446,065
Pharmaceuticals 1.7%
GW Pharmaceuticals PLC, ADR (A)(B)	76,442	10,707,995
Industrials 20.1%		129,616,732
Aerospace and defense 3.1%
AeroVironment, Inc. (A)	147,025	12,554,465
Moog, Inc., Class A	93,514	7,234,243
Air freight and logistics 2.5%
Air Transport Services Group, Inc. (A)	527,395	16,212,122
Building products 1.6%
Simpson Manufacturing Company, Inc.	115,248	10,591,291
Commercial services and supplies 7.4%
Brady Corp., Class A	194,715	8,602,509
KAR Auction Services, Inc.	526,597	9,505,076
McGrath RentCorp	116,779	7,431,816
Tetra Tech, Inc.	106,714	12,725,645
The Brink's Company	141,984	9,527,126
Machinery 2.2%
Astec Industries, Inc.	90,537	5,251,146
Kornit Digital, Ltd. (A)	105,929	8,937,230
Professional services 3.3%
Exponent, Inc.	102,966	8,547,208
FTI Consulting, Inc. (A)	118,995	12,496,855
Information technology 20.7%		133,562,257
Electronic equipment, instruments and components 2.3%
Insight Enterprises, Inc. (A)	210,094	15,017,519
Semiconductors and semiconductor equipment 8.5%
Advanced Energy Industries, Inc. (A)	215,026	20,741,408
Lattice Semiconductor Corp. (A)	330,890	13,847,747
Synaptics, Inc. (A)	258,733	20,121,663
Software 9.9%
Everbridge, Inc. (A)	112,729	14,309,819
LivePerson, Inc. (A)(B)	237,207	13,857,633
Rapid7, Inc. (A)	183,998	13,788,810
Workiva, Inc. (A)	291,741	21,877,658
Real estate 1.8%		11,882,356
Equity real estate investment trusts 1.8%
QTS Realty Trust, Inc., Class A	200,006	11,882,356

	Yield (%)	Shares	Value
Short-term investments 7.5%			$48,386,023
(Cost $48,355,525)
Short-term funds 7.5%			48,386,023
John Hancock Collateral Trust (C)	0.1952(D)	2,826,857	28,288,926
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.0153(D)	20,097,097	20,097,097

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Total investments (Cost $524,837,408) 105.1%	$677,527,470
Other assets and liabilities, net (5.1%)	(32,882,196)
Total net assets 100.0%	$644,645,274

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-20. The value of securities on loan amounted to $26,642,229.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 11-30-20.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of November 30, 2020, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,826,857	$32,357,257	$47,117,547	$(51,175,878)	$(1,910)	$(8,090)	$32,551	—	$28,288,926
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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